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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4992

Colonial Municipal IncomeTrust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	11/30/04

Date of reporting period:	6/1/04 - 8/31/04

Item 1. Schedule of Investments.

Investment Portfolio

August 31, 2004  (Unaudited)

Colonial Municipal Income Trust

				Par ($)	Value ($)
Municipal Bonds - 97.1%
EDUCATION - 4.8%
Education - 4.3%
CA Educational Facilities Authority,
Loyola Marymount University,
Series 2001,
	(a)	10/01/14		1,250,000	822,200
CA Public Works Board Lease Revenue,
UCLA, Series 2002 A,
	5.375%	10/01/15		1,000,000	1,110,170
MA Development Finance Agency,
Western New England College,
Series 2002,
	6.125%	12/01/32		200,000	209,096
MI Southfield Economic Development
Corp., Lawrence University, Series 1998 A,
	5.400%	02/01/18		750,000	764,760
NC Capital Facilities Finance Authority,
Meredith College, Series 2001,
	5.125%	06/01/15		1,000,000	1,080,340
VT Educational & Health Buildings
Finance Agency, Norwich University,
Series 1998,
	5.500%	07/01/21		1,000,000	1,031,450
WA Higher Education Facilities
Authority, University of Puget Sound,
Series 1998,
	5.375%	10/01/30		5,000,000	5,241,400
WV University, Series 2000 A,
	(a)	04/01/25		750,000	259,568
		Education Total			10,518,984

Prep School - 0.5%
CA Statewide Community
Development Authority,
Crossroads School for Arts & Sciences,
Series 1998,
	6.000%	08/01/28	(b)	1,080,000	1,119,571
MA Industrial Finance Agency,
St. John’s High School, Series 1998,
	5.350%	06/01/28		200,000	201,902
		Prep School Total			1,321,473
		EDUCATION TOTAL			11,840,457

HEALTH CARE - 24.8%
Congregate Care Retirement - 6.5%
CA La Verne Certificates of Participation,
Brethren Hillcrest Homes, Series 2003 B,
	6.625%	02/15/25		525,000	533,284
CA Statewide Community
Development Authority,
Eskaton Village - Grass Valley,
Series 2000,
	8.250%	11/15/31	(b)	750,000	820,980
CT Development Authority, First
Mortgage The Elim Park Baptist, Inc. Project,
Series 2003,
	5.850%	12/01/33		430,000	437,263
FL Capital Projects Finance Authority,
Continuing Care Retirement,
Glenridge on Palmer Ranch, Series 2002 A,
	8.000%	06/01/32		500,000	504,035
FL Lee County Industrial Development
Authority, Shell Point Village Project,
Series 1999 A,
	5.500%	11/15/29		400,000	383,148

See notes to investment portfolio.

GA Fulton County Residential Care Facilities,
Canterbury Court Project,
Series 2004 A,
	6.125%	02/15/26	500,000	500,450
GA Savannah Economic Development
Authority, 1st Mortgage, Marshes
of Skidaway, Series 2003 A,
	7.400%	01/01/34	350,000	350,137
HI Department of Budget & Finance,
Kahala Nui Project, Series 2003 A,
	8.000%	11/15/33	750,000	762,135
IL Health Facilities Authority Revenue:
Lutheran Senior Ministries,
Series 2001,
	7.375%	08/15/31	250,000	250,252
Washington and Jane Smith Community,
Series 2003 A,
	7.000%	11/15/32	525,000	525,877
KS Manhattan, Meadowlark Hills
Retirement Home, Series 1999 A,
	6.375%	05/15/20	250,000	252,260
MA Boston Industrial Development
Finance Authority, Springhouse, Inc.,
Series 1988,
	5.875%	07/01/20	235,000	233,552
MA Development Finance Agency,
Loomis Communities:
Series 1999 A,
	5.625%	07/01/15	250,000	245,672
Series 2002 A,
	6.900%	03/01/32	125,000	129,624
MD Westminster Economic Development
Carroll Lutheran Village,
Series 2004 A,
	6.250%	05/01/34	500,000	507,030
MO Cole County Industrial Development Authority, Senior Living Revenue, Heisinger Project,
Series 2004,
	5.500%	02/01/35	750,000	760,807
NH Higher Educational & Health
Facilities Authority, Rivermead at
Peterborough, Series 1998,
	5.750%	07/01/28	1,100,000	1,020,459
NJ Economic Development
Authority, Seabrook Village, Inc.,
Series 2000 A,
	8.250%	11/15/30	500,000	536,845
PA Chartiers Valley Industrial &
Commercial Development Authority,
Asbury Health Center, Series 1999,
	6.375%	12/01/24	1,000,000	992,320
PA County Authority, Dunwoody
Village, Series 2003 A,
	5.375%	04/01/17	400,000	423,216
PA Lancaster Industrial Development
Authority, Garden Spot Village,
Series 2000 A,
	7.625%	05/01/31	325,000	343,336
PA Philadelphia Authority for Industrial
Development, Baptist Home of Philadelphia,
Series 1998 A,
	5.500%	11/15/18	360,000	331,344
TN Metropolitan Government,
Nashville & Davidson Counties,
Blakeford at Green Hills, Series 1998,
	5.650%	07/01/24	575,000	530,299

See notes to investment portfolio.

TN Shelby County Health,
Education & Housing Facilities Board,
Germantown Village,
Series 2003 A,
	7.250%	12/01/34	300,000	307,737
TX Abilene Health Facilities
Development Corp., Sears Methodist
Retirement Obligated Group:
Series 1998 A,
	5.900%	11/15/25	750,000	726,863
Series 2003 A,
	7.000%	11/15/33	200,000	206,996
TX Houston Health Facilities Development,
Corp. Retirement Facilities Revenue,
Buckingham Senior Living Community, Inc.,
Series 2004 A,
	7.000%	02/15/26	500,000	515,025
WI Health & Educational Facilities
Authority:
Attic Angel Obligated Group, Series 1998,
	5.750%	11/15/27	875,000	793,678
Clement Manor, Series 1998,
	5.750%	08/15/24	1,000,000	912,200
Three Pillars Senior Living
Communities, Series 2003,
	5.750%	08/15/26	500,000	499,610
United Lutheran Program for
Aging, Inc., Series 1998,
	5.700%	03/01/28	750,000	682,223
	Congregate Care Retirement Total			16,018,657
Health Services - 1.0%
MA Development Finance Agency,
Boston Biomedical Research
Institute, Series 1999,
	5.650%	02/01/19	620,000	598,932
MA Health & Educational Facilities
Authority, Civic Investments, Inc.,
Series 2002 A,
	9.000%	12/15/15	750,000	859,807
MN Minneapolis & St. Paul Housing
& Redevelopment Authority,
Healthpartners Project, Series 2003,
	5.625%	12/01/22	200,000	204,408
WI Health & Educational Facilities Authority,
Blood Center Southeastern Project,
Series 2004,
	5.75	06/01/34	750,000	759,923
		Health Services Total		2,423,070
Hospitals - 10.9%
AR Conway Health Facilities Board,
Conway Regional Medical Center:
Series 1999 A,
	6.400%	08/01/29	350,000	367,941
Series 1999 B,
	6.400%	08/01/29	850,000	892,576
AZ Yavapai County Industrial
Development Authority, Yavapai
Regional Medical Center, Series 2003 A,
	6.000%	08/01/33	150,000	153,209
CA Health Facilities Financing
Authority, Cedars-Sinai Medical
Center, Series 1999 A,
	6.125%	12/01/30	650,000	695,188
CA Rancho Mirage Joint Powers Finance Authority,
Eisenhower Medical Center,
Series 2004,
	5.625%	07/01/29	750,000	771,908

See notes to investment portfolio.

CO Health Care Facilities Authority,
National Jewish Medical &
Research Center, Series 1998:
	5.375%	01/01/16	1,500,000	1,511,970
	5.375%	01/01/23	340,000	327,131
FL Orange County Health Facilities
Authority, Orlando Regional
Healthcare, Series 2002,
	5.750%		150,000	155,565
FL South Lake County Hospital
District, South Lake Hospital, Inc.,
Series 2003,
	6.375%	10/01/34	250,000	254,340
FL West Orange Healthcare District,
Series 2001 A,
	5.650%	02/01/22	400,000	407,712
IL Health Facilities Authority:
Swedish American Hospital,
Series 2000,
	6.875%	11/15/30	500,000	549,395
Thorek Hospital & Medical
Center, Series 1998,
	5.375%	08/15/28	500,000	451,395
IL Southwestern Development
Authority, Anderson Hospital,
Series 1999:
	5.375%	08/15/15	500,000	510,420
	5.500%	08/15/20	550,000	551,177
IN Health Facility Authority, Community
Foundation, Northwest Indiana, Inc.,
Series 2004 A,
	6.000%	03/01/34	425,000	415,242
LA Public Facilities Authority, Touro
Infirmary, Series 1999:
	5.500%	08/15/19	250,000	257,375
	5.625%	08/15/29	525,000	528,806
MA Health & Educational Facilities
Authority:
Jordan Hospital, Series 2003 E,
	6.750%	10/01/33	250,000	261,010
Milford-Whitinsville
Regional Hospital:
Series 1998 C,
	5.250%	07/15/18	500,000	463,165
Series 2002 D,
	6.350%	07/15/32	250,000	256,933
MD Health & Higher Educational
Facilities Authority, Adventist Healthcare
Series 2003 A:
	5.000%	01/01/16	365,000	366,869
	5.750%	01/01/25	400,000	405,732
MI Dickinson County Healthcare
System, Series 1999,
	5.700%	11/01/18	770,000	761,245
MI Flint Hospital Building Authority,
Hurley Medical Center,
Series 1998 A,
	5.375%	07/01/20	460,000	445,906
MN St. Paul Housing & Redevelopment
Authority, HealthEast Project,
Series 2001 A,
	5.700%	11/01/15	2,000,000	1,968,880
NH Higher Educational & Health
Facilities Authority:
Catholic Medical Center,
Series 2002,
	6.125%	07/01/32	200,000	204,050

See notes to investment portfolio.

Littleton Hospital Association, Inc.,
Series 1998 A:
	5.900%	05/01/18		500,000	464,105
	6.000%	05/01/28		625,000	565,631
Series 1998 B,
	5.900%	05/01/28		675,000	602,991
NJ Health Care Facilities Financing Authority Revenue,
Capital Health Systems Obligated Group, Inc.,
Series 2003 A,
	5.750%	07/01/23		500,000	527,205
NV Henderson Healthcare Facility
Revenue, Catholic Healthcare West,
Series 1998,
	5.375%	07/01/26		500,000	482,530
NY State Dormitory Authority Revenues,
North Shore - Long Island Jewish
Medical Center, Series 2003,
	5.500%	05/01/33		200,000	206,664
OH Belmont County, East Ohio
Regional Hospital, Series 1998,
	5.700%	01/01/13		700,000	648,564
OH Highland County Joint Township
Hospital District, Series 1999,
	6.750%	12/01/29		715,000	683,919
OH Lakewood Hospital Improvement
Revenue, Lakewood Hospital
Association, Series 2003,
	5.500%	02/15/14		400,000	429,292
OH Miami County, Upper Valley
Medical Center, Inc., Series 1996 A,
	6.250%	05/15/16		665,000	691,547
OH Sandusky County, County
Memorial Hospital, Series 1998,
	5.150%	01/01/08		270,000	277,463
PA Allegheny County Hospital
Development, Ohio Valley General
Hospital, Series 1998 A,
	5.450%	01/01/28		1,050,000	979,136
PA Pottsville Hospital Authority,
Pottsville Hospital & Warne
Clinic, Series 1998,
	5.625%	07/01/24		605,000	538,383
SC Jobs Economic Development Authority
Bon Secours Health Care Systems, Inc.,
Series 2002 A,
	5.250%	11/15/23		1,250,000	1,263,038
SC Lexington County Health Services
District Inc. Hospital Improvement,
Series 2003,
	5.500%	11/01/23		750,000	772,245
SD Health & Educational Facilities Authority,
Sioux Valley Hospitals & Health Systems,
Series 2004 A,
	5.250%	11/01/34	(c)	525,000	517,760
TX Richardson Hospital Authority,
Baylor Richardson Medical Center,
Series 1998,
	5.625%	12/01/28		300,000	299,025
TX Tyler Health Facilities
Development Corp., Mother Frances
Hospital, Series 2001,
	6.000%	07/01/31		750,000	771,135
VA Prince William County Industrial
Development Authority Revenue,
Potomac Hospital Corp.,
Series 2003,
	5.200%	10/01/30		350,000	352,093

See notes to investment portfolio.

VT Educational & Health Buildings
Finance Agency, Brattleboro
Memorial Hospital, Series 1998,
	5.375%	03/01/28		500,000	470,360
WI Health & Educational Facilities
Authority:
Aurora Health Care, Inc.,
Series 2003,
	6.400%	04/15/33		350,000	367,255
Fort Health Care, Inc. Project,
Series 2004,
	6.100%	05/01/34		750,000	772,380
Wheaton Franciscan
Services, Series 2002,
	5.750%	08/15/30		450,000	467,181
		Hospitals Total			27,085,042

Intermediate Care Facilities - 1.1%
IN Health Facilities Financing
Authority, Hoosier Care, Inc.,
Series 1999 A,
	7.125%	06/01/34		1,055,000	868,729
PA Economic Development Financing
Authority, Northwestern Human
Services, Inc., Series 1998 A,
	5.250%	06/01/14		2,150,000	1,760,850
	Intermediate Care Facilities Total				2,629,579

Nursing Homes - 5.3%
AK Juneau, St. Ann’s Care Center,
Series 1999,
	6.875%	12/01/25		1,000,000	998,760
CO Health Facilities Authority:
American Housing Foundation I, Inc.
Project, Series 1990 A,
	8.500%	12/01/31		545,000	528,901
Volunteers of America:
Series 1998 A:
	5.450%	07/01/08		250,000	246,760
	5.750%	07/01/20		700,000	635,803
Series 1999 A,
	6.000%	07/01/29		350,000	315,735
IA Finance Authority, Care Initiatives
Project:
Series 1996,
	9.250%	07/01/25		965,000	1,136,799
Series 1998 B:
	5.750%	07/01/18		550,000	509,415
	5.750%	07/01/28		1,475,000	1,274,149
IN Gary Industrial Economic
Development, West Side Health
Care Center, Series 1987 A,
	11.500%	10/01/17	(d)	2,230,000	1,115,000
IN Michigan City Health Facilities,
Metro Health Foundation, Inc.
Project, Series 1993,
	11.000%	11/01/22	(e)	4,331,274	662,685
KY Economic Development Finance
Authority, Health Facilities Revenue,
Series 2003,
	6.500%	01/01/29		925,000	844,691
MA Development Finance Agency:
Alliance Health Care Facilities,
Series 1999,
	7.100%	07/01/32		1,135,000	1,103,810

See notes to investment portfolio.

American Health Woodlawn
Manor, Inc.:
Series 2000 A,
	7.750%	12/01/27		370,000	313,686
Series 2000 B,
	10.250%	06/01/27	(d)	113,186	78,559
GF/Massachusetts Inc.,
Series 1994,
	8.300%	07/01/23		875,000	883,995
MI Cheboygan County Economic
Development Corp., Metro Health
Foundation Project, Series 1993,
	11.000%	11/01/22	(e)	2,348,533	359,326
MN Carlton Inter-Faith Social
Services, Inc., Series 2000,
	7.500%	04/01/19		250,000	260,637
MN Sartell, Foundation for
Healthcare, Series 1999 A,
	6.625%	09/01/29		1,025,000	1,016,236
TX Kirbyville Health Facilities
Development Corp., Heartway III
Project,
Series 1997 A,
	10.000%	03/20/18	(d)	539,215	172,549
WA Kitsap County Housing
Authority, Martha & Mary Nursing
Home, Series 1996,
	7.100%	02/20/36		643,000	753,872
		Nursing Homes Total			13,211,368
		HEALTH CARE TOTAL			61,367,716
HOUSING - 6.8%
Assisted Living/Senior - 2.9%
DE Kent County, Heritage at Dover,
Series 1999, AMT
	7.625%	01/01/30		1,210,000	1,013,653
GA Columbus Housing Authority,
The Gardens at Calvary,
Series 1999,
	7.000%	11/15/19		495,000	423,086
IL Development Finance Authority,
Care Institute, Inc., Series 1995
	8.250%	06/01/25		1,410,000	1,359,057
MN Roseville, Care Institute, Inc.,
Series 1993,
	7.750%	11/01/23	(d)	1,630,000	1,059,500
NC Medical Care Commission,
DePaul Community Facilities Project,
Series 1999,
	7.625%	11/01/29		985,000	1,018,293
NY Huntington Housing Authority,
Gurwin Jewish Senior Center,
Series 1999:
	5.875%	05/01/19		420,000	397,370
	6.000%	05/01/29		650,000	601,126
TX Bell County Health Facilities
Development Corp., Elder Care
Institutes, Inc., Series 1994,
	9.000%	11/01/24		1,415,000	1,291,909
		Assisted Living/SeniorTotal			7,163,994

Multi-Family - 3.9%
DE Wilmington, Electra Arms Senior
Association Project, Series 1998, AMT,
	6.250%	06/01/28		930,000	744,763
FL Broward County Housing Finance
Authority, Chaves Lake Apartment
Project, Series 2000, AMT,
	7.500%	07/01/40		500,000	498,505

See notes to investment portfolio.

FL Clay County Housing Finance
Authority, Madison Commons
Apartments, Series 2000 A, AMT,
	7.450%	07/01/40		500,000	500,800
MN Washington County Housing &
Redevelopment Authority, Cottages
of Aspen, Series 1992, AMT,
	9.250%	06/01/22		980,000	1,000,658
MN White Bear Lake, Birch Lake
Townhome Project:
Series 1989 A, AMT,
	10.250%	07/15/19		624,000	280,120
Series 1989 B, AMT,
	(a)	07/15/19		1,770,000	1,776,372
Resolution Trust Corp., Pass-Through
Certificates, Series 1993 A,

	8.750%	12/01/16	(f)	455,481	444,363
SC Housing Finance & Development,
Multi-Family Housing Finance
Revenue, Westbridge Apartments,
Series 1990 A, AMT,
	9.500%	09/01/20		1,921,000	1,894,663
TN Franklin Industrial Development
Board, Landings Apartment Project,
Series 1996 B,
	8.750%	04/01/27		710,000	729,624
TX Affordable Housing Corp.,
NHT/GTEX Project, Series 2001 C,
	10.000%	10/01/31	(d)	685,000	171,264
TX El Paso County Housing Finance
Corp., American Village Communities:
Series 2000 C,
	8.000%	12/01/32		300,000	309,051
Series 2000 D,
	10.000%	12/01/32		300,000	309,909
VA Alexandria Redevelopment &
Housing Authority, Courthouse
Commons Apartments, Series 1990 A, AMT,
	10.000%	01/01/21		1,000,000	844,020
		Multi-Family Total			9,504,112
Single Family - 0.0%
KY Kentucky County Single Family
Mortgage Revenue, Series 1987 A,
	9.000%	09/01/16		25,000	25,074
		Single Family Total			25,074
		HOUSING TOTAL			16,693,180
INDUSTRIAL - 5.4%
Food Products - 1.6%
GA Cartersville Development Authority,
Anheuser Busch Project, Inc.,
Series 2002, AMT,
	5.950%	02/01/32		1,000,000	1,046,740
IN Hammond, American Maize
Products Co., Series 1994, AMT,
	8.000%	12/01/24		260,000	269,285
LA Port of New Orleans Industrial
Development, Continental Grain
Co., Series 1993,
	7.500%	07/01/13		1,000,000	1,020,460
LA Southern Louisiana Port
Commission, Cargill, Inc. Project,
Series 1997,
	5.850%	04/01/17		500,000	528,050
MI Strategic Fund, Michigan Sugar Co.,
Sebewaing Project, Series 1998 A,
	6.250%	11/01/15		1,000,000	979,320
		Food Products Total			3,843,855

See notes to investment portfolio.

Forest Products - 1.8%
AL Camden Industrial Development
Board, Weyerhaeuser Co., Series 2003 B, AMT,
	6.375%	12/01/24		400,000	425,664
AL Courtland Industrial Development
Board, Champion International Corp.,
Series 1999,
	6.000%	08/01/29		1,000,000	1,022,910
AL Phenix City Industrial Development
Board Environmental Improvement Revenue,
Meadwestvaco Corp.,
Series 2001 A, AMT,
	6.350%	05/15/35		400,000	418,272
GA Rockdale County Development
Authority, Solid Waste Disposal
Visy Paper, Inc., Series 1993, AMT,
	7.500%	01/01/26		800,000	823,128
LA Beauregard Parish, Boise Cascade
Corp. Project, Series 2002,
	6.800%	02/01/27		1,000,000	1,029,180
MI Delta County Economic
Development Corp, Mead
Westvaco-Escanaba,
Series 2002 B, AMT,
	6.450%	04/15/23		300,000	314,106
VA Bedford County Industrial
Development Authority, Nekoosa
Packaging Corp.,
Series 1998, AMT,
	5.600%	12/01/25		400,000	381,272
Forest Products Total					4,414,532
Manufacturing - 0.6%
IL Will-Kankakee Regional
Development Authority, Flanders
Corp., Precisionaire Project,
Series 1997, AMT,
	6.500%	12/15/17		825,000	827,467
TX Trinity River Authority, Texas
Instruments Project, Series 1996, AMT,
	6.200%	03/01/20		750,000	782,348
Manufacturing Total					1,609,815
Metals & Mining - 0.2%
NV Department of Business &
Industry, Wheeling-Pittsburgh
Steel Corp., Series 1999 A, AMT,
	8.000%	09/01/14	(f)	237,097	186,021
VA Greensville County Industrial
Development Authority,
Wheeling-Pittsburgh Steel Corp.,
Series 1999 A, AMT:
	6.375%	10/01/04		14,765	14,650
	7.000%	04/01/14		375,000	298,815
Metals & Mining Total					499,486
Oil & Gas - 1.2%
TX Gulf Coast Industrial Development
Authority, Solid Waste Disposal,
Citgo Petroleum, Series 1998, AMT,
	8.000%	04/01/28		375,000	398,284
VI Government Refinery
Facilities, Hovensa Coker
Project, Series 2002, AMT,
	6.500%	07/01/21		250,000	271,730
VI Public Finance Authority, Refinery
Facilities Revenue, Hovensa Refinery,
Series 2003, AMT,
	6.125%	07/01/22		425,000	453,386

See notes to investment portfolio.

Series 2004, AMT,
	5.875%	07/01/22	400,000	420,296
WA Pierce County Economic
Development Corp., Occidental
Petroleum Co., Series 1993, AMT,
	5.800%	09/01/29	1,500,000	1,502,550
Oil & Gas Total				3,046,246
INDUSTRIAL TOTAL				13,413,934
OTHER - 8.3%
Other - 0.3%
NY Convention Center Operating Corp.,
Yale Building Project, Series 2003,
	(a)	06/01/08	1,000,000	854,300
Other Total				854,300
Pool/Bond Bank - 0.3%
MI Municipal Bond Authority,
Local Government Loan Project,
Series 2001 A,
	5.375%	11/01/17	550,000	613,366
Pool/Bond Bank Total				613,366
Refunded/Escrowed (g) - 6.3%
CA Los Angeles Unified School District,
Series 2002,
	5.750%	07/01/16	6,000,000	710,010
CT Development Authority, Sewer
Sludge Disposal Facilities, Series 1996, AMT,
	8.250%	12/01/06	570,000	619,100
GA Forsyth County Hospital
Authority, Georgia Baptist
Healthcare System, Series 1998,
	6.000%	10/01/08	755,000	814,388
ID Health Facilities Authority, IHC
Hospitals, Inc., Series 1992,
	6.650%	02/15/21	2,750,000	3,534,685
IL Metropolitan Pier & Exposition
Authority, McCormick Project,
Series 1993 A,
	(a)	06/15/14	3,990,000	2,638,467
IL University of Illinois,
Series 2001 A,
	5.500%	08/15/17	600,000	687,042
NC Lincoln County, Lincoln County
Hospital, Series 1991,
	9.000%	05/01/07	200,000	221,952
NJ Middlesex County Pollution Control Authority Revenue,
Financing Pollution Control, Amerada,
Series 2004,
	6.050%	09/15/34	115,000	118,999
PA Chartiers Valley Industrial &
Commercial Development Authority,
Friendship Village, Series 2003 A,
	5.750%	08/15/20	1,000,000	992,550
PA Delaware County Authority,
Mercy Health Corp., Southeastern
Pennsylvania Obligated, Series 1996:
	6.000%	12/15/16	1,400,000	1,541,708
	6.000%	12/15/26	500,000	547,650
PR Commonwealth of Puerto Rico,
Public Finance Corp., Series 2002 E,
	6.000%	08/01/26	820,000	948,806
TN Shelby County, Health, Education & Housing
Facilities Board, Open Arms Development Center:
Series 1992 A,
	9.750%	08/01/19	450,000	554,274
Series 1992 C,
	9.750%	08/01/19	455,000	560,433

See notes to investment portfolio.

TX Board of Regents, University of Texas,
Series 2001 B,
	5.375%	08/15/18		350,000	397,128
WV Hospital Finance Authority,
Charleston Area Medical Center,
Series 2000 A,
	6.750%	09/01/30		605,000	734,906
Refunded/Escrowed Total					15,622,098
Tobacco - 1.4%
CA Golden State Tobacco Securitization
Authority, Asset Backed:
Series 2002 A-1:
	6.250%	06/01/33		1,600,000	1,491,200
	6.750%	06/01/39		1,000,000	930,390
Series 2003 B,
	5.500%	06/01/43		500,000	513,225
WA Tobacco Settlement Authority,
Series 2002,
	6.625%	06/01/32		500,000	457,260
Tobacco Total					3,392,075
OTHER TOTAL					20,481,839
OTHER REVENUE - 2.8%
Hotels - 0.8%
PA Philadelphia Authority for
Industrial Development, Doubletree
Project, Series 1997 A,
	6.500%	10/01/27		2,000,000	2,030,800
Hotels Total					2,030,800
Recreation - 1.3%
CA Agua Cliente, Band of Cahuilla
Indians Revenue, Series 2003,
	5.600%	07/01/13		775,000	774,186
CT Gaming Authority, Mohegan Tribe,
Series 2001,
	6.250%	01/01/31	(f)	200,000	211,030
CT Mashantucket Western Pequot Revenue,
Series B,
	(a)	09/01/18	(f)	1,100,000	519,145
FL Capital Trust Agency, Seminole
Tribe Convention Center, Series 2002 A,
	10.000%	10/01/33	(f)	900,000	1,095,318
NM Red River Sports Facility, Red
River Ski Area Project, Series 1998,
	6.450%	06/01/07		515,000	523,194
Recreation Total					3,122,873
Retail - 0.7%
NJ Economic Development Authority,
Glimcher Properties LP Project,
Series 1998, AMT,
	6.000%	11/01/28		1,000,000	1,002,050
OH Lake County, North Madison
Properties, Series 1993,
	8.819%	09/01/11		630,000	630,529
Retail Total					1,632,579
OTHER REVENUE TOTAL					6,786,252
RESOURCE RECOVERY - 1.3%
Disposal - 0.5%
MA Industrial Finance Agency,
Peabody Monofill Associates, Inc.,
Series 1995,
	9.000%	09/01/05		395,000	404,401
UT Carbon County, Laidlaw
Environmental, Series 1997 A, AMT,:
	7.500%	02/01/10		250,000	256,178
	7.450%	07/01/17		500,000	519,985
Disposal Total					1,180,564

See notes to investment portfolio.

Resource Recovery - 0.8%
MA Industrial Finance Agency, Ogden
Haverhill Project, Series 1998 A, AMT,

	5.500%	12/01/13	1,000,000	1,007,930
PA Delaware County Industrial
Development Authority, BFI Project,
Series 1988 A,
	6.200%	07/01/19	1,000,000	1,044,740
Resource Recovery Total				2,052,670
RESOURCE RECOVERY TOTAL				3,233,234
TAX-BACKED - 15.0%
Local Appropriated - 0.6%
CA Compton Certificates of Participation,
Civic Center & Capital Improvements,
Series 1997 A,
	5.500%	09/01/15	1,000,000	1,039,790
SC Dorchester County School District No. 2
Installment Purchase Revenue, Series 2004,
	5.250%	12/01/29	500,000	504,695
Local Appropriated Total				1,544,485
Local General Obligations - 6.3%
CA East Side Union High School
District, Series 2003 B,
	5.100%	02/01/20	750,000	834,143
CA Fresno Unified School District,
Series 2002 A,
	6.000%	02/01/18	1,245,000	1,504,433
CA Vallejo Unified School District,
Series 2002 A,
	5.900%	08/01/25	1,000,000	1,185,390
LA New Orleans, Series 1991,
	(a)	09/01/15	4,000,000	2,483,560
NY New York City, Series 1998 H,
	5.125%	08/01/25	5,000,000	5,147,450
TX Dallas County Flood Control,
District No. 1, Series 2002,
	7.250%	04/01/32	750,000	773,167
TX Irving Independent School
District, Series 1997:
	(a)	02/15/15	1,500,000	950,640
	(a)	02/15/16	1,000,000	598,610
WA Clark County School District
No. 37, Series 2001 C,
	(a)	12/01/18	4,000,000	2,066,160
Local General Obligations Total				15,543,553
Special Non-Property Tax - 3.0%
CA San Diego Redevelopment
Agency, Series 2001,
	(a)	09/01/18	1,015,000	528,947
FL Northern Palm Beach County
Improvement District, Series 1999,
	5.900%	08/01/19	500,000	554,095
IL Metropolitan Pier & Exposition Authority,
McCormick Place Expansion Project:
Series 1993 A,
	(a)	06/15/14	1,010,000	671,741
Series 1994 A,
	(a)	06/15/15	3,000,000	1,877,790
Series 1996 A,
	(a)	12/15/13	5,000,000	3,408,450
PR Commonwealth Highway
& Transportation Authority:
Series 2003 AA:
	5.500%	07/01/18	375,000	438,660
Special Non-Property Tax Total				7,479,683

See notes to Investment portfolio.

Special Property Tax - 4.4%
CA Huntington Beach Community
Facilities District, Grand Coast Resort,
Series 2001,
	6.450%	09/01/31	500,000	520,395
CA Lincoln Community Facilities
District, No. 2003-1, Series 2004,
	5.550%	09/01/18	500,000	500,000

CA Oakdale Public Finance Authority
Tax Allocated Revenue,
Central City Redevelopment Project,
Series 2004,
	5.375%	06/01/33	1,125,000	1,117,564
CA Orange County Community
Facilities District, Ladera Ranch,
Series 1999 A,
	6.500%	08/15/21	1,000,000	1,096,860
CA Orange County Improvement Bond
Act 1915, Phase IV, No. 01-1-B,
Series 2003,
	5.750%	09/02/33	500,000	510,555
CA Redwood City Community
Facilities District, No. 1 Redwood,
Series 2003 B,
	6.000%	09/01/33	300,000	310,314
CA Temecula Valley Unified School
District,No. 02-1, Series 2003,
	6.125%	09/01/33	355,000	362,444
CA Yorba Linda Redevelopment
Agency, Series 1998 A,
	(a)	09/01/24	1,325,000	469,077
FL Celebration Community Development
District, Special Assessment, Series 2003 A,
	6.400%	05/01/34	750,000	775,867
FL Colonial Country Club Community
Development District, Capital
Improvement, Series 2003,
	6.400%	05/01/33	495,000	515,820
FL Double Branch Community Development
District, Special Assessment, Series 2002 A,
	6.700%	05/01/34	500,000	534,300
FL Heritage Palms Community
Development District, Series 1999 A,
	6.250%	11/01/04	370,000	370,747
FL Islands at Doral Southwest
Community Development District,
Series 2003,
	6.375%	05/01/35	250,000	260,622
FL Lexington Oaks Community
Development District, Series 1998 A,
	6.125%	05/01/19	685,000	696,419
FL Orlando, Conroy Road
Interchange Project, Series 1998 A:
	5.500%	05/01/10	125,000	129,096
	5.800%	05/01/26	300,000	303,843
FL Stoneybrook Community
Development District:
Series 1998 A,
	6.100%	05/01/19	245,000	249,177
Series 1998 B,
	5.700%	05/01/08	35,000	35,609
FL Westchester Community Development
District No. 1, Special Assessment,
Series 2003,
	6.125%	05/01/35	275,000	277,582
IL Chicago Tax Increment, Pilsen Redevelopment,
Series 2004 B,
	6.750%	06/01/22	310,000	315,304

See notes to Investment portfolio.

MI Pontiac Finance Authority,
Development Area, No. 3,
Series 2002,
	6.375%	06/01/31		450,000	455,895
MI Taylor Tax Increment Finance
Authority, Series 2001,
	5.375%	05/01/17		1,000,000	1,108,070
Special Property Tax Total					10,915,560

State Appropriated - 0.5%
MI Building Authority, Series 2001 I,
	5.000%	10/15/24		1,000,000	1,028,900
PR Commonwealth of Puerto Rico,
Public Finance Corp., Series 2002 E,
	6.000%	08/01/26		80,000	94,987
State Appropriated Total					1,123,887
State General Obligations - 0.2%
CA State, Series 2003
	5.250%	02/01/23		380,000	412,422
State General Obligations Total					412,422
TAX-BACKED TOTAL					37,019,590
TRANSPORTATION - 6.3%
Air Transportation - 2.4%
CA Los Angeles Regional Airports
Improvement, American Airlines,
Series 2002 C, AMT,
	7.500%	12/01/24		400,000	343,468
Laxfuel Corp., Series 2001, AMT,
	5.250%	01/01/23		500,000	509,405
FL Capital Trust Agency Revenue, Air
Cargo - Orlando Project, Series 2003, AMT,
	6.750%	01/01/32		350,000	335,202
IN Indianapolis Airport Authority:
FedEx Corp., Series 1994, AMT,
	7.100%	01/15/17		500,000	514,315
United Airlines Project, Series 1995 A, AMT,
	6.500%	11/15/31	(e)	435,000	83,598
KY Kenton County Airport Board,
Delta Airlines, Inc., Series 1992 A, AMT,
	7.500%	02/01/20		500,000	342,290
MN Minneapolis & St. Paul
Metropolitan Airport Commission,
Northwest Airlines, Inc.:
Series 2001 A, AMT,
	7.000%	04/01/25		800,000	666,048
Series 2001 B, AMT,
	6.500%	04/01/25		250,000	237,427
NC Charlotte Special Facilities Revenue,
Douglas International Airport,
US Airways, Inc.:
Series 1998, AMT,
	5.600%	07/01/27		250,000	121,887
Series 2000, AMT,
	7.750%	02/01/28		500,000	298,755
NJ Economic Development
Authority, Continental Airlines Inc.
Project, Series 2003, AMT,
	9.000%	06/01/33		1,250,000	1,282,963
NY New York City Industrial
Development, JFK International
Airport Project, American Airlines,
Inc., Series 2002 B, AMT,
	8.500%	08/01/28		500,000	376,115
PA Philadelphia Authority for Industrial
Development, Aero Philadelphia LLC,
Series 1999, AMT,
	5.250%	01/01/09		350,000	332,815

See notes to Investment portfolio.

TX Houston Industrial Development,
Air Cargo, Perot Development,
Series 2002, AMT,
	6.000%	03/01/23	541,150	552,433
Air Transportation Total				5,996,721
Airports - 1.2%
TX Dallas Fort Worth International Airport,
Series 2004 B,
	5.000%	11/01/25	3,000,000	3,030,780
Airports Total				3,030,780

Toll Facilities - 2.4%
CA San Joaquin Hills Transportation
Corridor Agency, Series 1993 A,
	(a)	01/15/15	3,000,000	1,915,980
CO Northwest Parkway Public
Highway Authority, Series 2001 D,
	7.125%	06/15/41	1,000,000	1,050,300
CO Public Highway Authority, Arapahoe
County, E-470, Series 2000 B:
	(a)	09/01/18	3,000,000	1,574,340
	(a)	09/01/35	8,750,000	893,462
NY Triborough Bridge & Tunnel
Authority, Series 2002,
	5.500%	11/15/20	375,000	437,663
Toll Facilities Total				5,871,745
Transportation - 0.3%
NV Department of Business &
Industry, Las Vegas Monorail Project,
Series 2000,
	7.375%	01/01/40	750,000	751,162
Transportation Total				751,162
TRANSPORTATION TOTAL				15,650,408
UTILITY - 21.6%
Independent Power Producers - 5.5%
MI Midland County Economic
Development Corp., Series 2000, AMT,
	6.875%	07/23/09	1,000,000	1,040,940
NY Port Authority of New York & New Jersey:
KIAC Partners, Series 1996 IV, AMT,
	6.750%	10/01/11	2,000,000	2,114,440
Thirty-Seventh, Series 2004,
	5.125%	07/15/30	6,790,000	6,901,424
NY Suffolk County Industrial Development Revenue,
Nissequoque Cogeneration Partner Facilities
Series 1998,
	5.500%	01/01/23	550,000	521,180
PA Carbon City Industrial Development
Panther Creek Partners Project,
Series 2000, AMT,
	6.650%	05/01/10	140,000	151,287
PA Economic Development Finance
Authority, Colver Project, Series 1994 D, AMT,
	7.150%	12/01/18	1,500,000	1,546,515
PR Commonwealth of Puerto Rico
Industrial, Educational, Medical &
Environmental Cogeneration Facilities,
AES Project, Series 2000, AMT,
	6.625%	06/01/26	320,000	342,294
VA Pittsylvania County Industrial
Development Authority, Multi-trade
of Pittsylvania, Series 1994 A, AMT,:
	7.450%	01/01/09	1,000,000	1,033,990
Independent Power Producers Total				13,652,070

See notes to Investment portfolio.

Investor Owned - 4.7%
AZ Maricopa County Pollution
Control, El Paso Electric Co.,
Series 2002 A,
	6.250%	05/01/37	500,000	515,715
AZ Pima Industrial Development
Authority, Tucson Electric
Power Co., Series 1997 A, AMT,
	6.100%	09/01/25	750,000	745,485
CA Chula Vista Industrial Development Revenue,
San Diego Gas & Electric Co.,
Series 1996 B, AMT,
	5.500%	12/01/21	475,000	499,329
FL Polk County Industrial Development
Authority, Tampa Electric Co. Project,
Series 1996, AMT,
	5.850%	12/01/30	800,000	801,520

IL Bryant Pollution Control Revenue,
Central Illinois Light Co., Series 1993,
	5.900%	08/01/23	1,000,000	1,016,790
IN Petersburg in Pollution Control
Revenue, Indianapolis Power & Light
Project, Series 1995,
	6.625%	12/01/24	750,000	767,025
LA Calcasieu Parish Industrial
Development Board, Entergy Gulf
States, Inc., Series 1999,
	5.450%	07/01/10	500,000	509,775
LA West Feliciana Parish, Entergy
Gulf States, Inc., Series 1999 B,
	6.600%	09/01/28	500,000	510,870
MS Business Finance Corp., Systems
Energy Resources Project, Series 1998,
	5.875%	04/01/22	1,500,000	1,509,000
MT Forsyth Pollution Control,
Portland General, Series 1998,
	5.200%	05/01/33	225,000	238,846
NV Clark County, Industrial Development Revenue,
Nevada Power Co., Series 1997 A, AMT,
	5.900%	11/01/32	3,000,000	2,732,220
OH Air Quality Development
Authority, Pollution Control Revenue,
Cleveland Electric, Series 2002 A,
	6.000%	12/01/13	650,000	673,147
TX Brazos River Authority Pollution
Control Revenue, TXU Electric Co.:
Series 2001 C, AMT,
	5.750%	05/01/36	275,000	283,715
Series 2003 C, AMT,
	6.750%	10/01/38	775,000	814,262
Investor Owned Total				11,617,699
Joint Power Authority - 0.2%
NC Eastern Municipal Power Agency,
Series 2003 F,
	5.500%	01/01/16	430,000	463,295
Joint Power Authority Total				463,295
Municipal Electric - 4.9%
CA Department of Water Resources,
Power Supply Revenue Bonds,
Series 2002 A,
	5.500%	05/01/14	2,000,000	2,255,820
NY Long Island Power Authority,
Series 2003,
	5.000%	04/01/10	1,000,000	1,105,070
TX Austin Utilities System, Series 1994:
	(a)	05/15/17	6,600,000	3,707,946
	(a)	05/15/18	5,000,000	2,655,800

See notes to Investment portfolio.

WA Seattle Light & Power, Series 2001,
	5.500%	03/01/17		2,250,000	2,497,185
Municipal Electric Total					12,221,821
Water & Sewer - 6.3%
CA Castaic Lake Water Agency,
Series 1999 A:
	(a)	08/01/25		10,445,000	3,461,786
	(a)	08/01/26		10,445,000	3,221,342
MA Water Resources Authority,
Series 1997 D,
	5.000%	08/01/24	(h)	6,000,000	6,129,060
MS V Lakes Utility District,
Series 1994,
	8.250%	07/15/24		500,000	491,955
TX Houston Water & Sewer System,
Series 1991 C,
	(a)	12/01/12		3,000,000	2,166,270
Water & Sewer Total					15,470,413
UTILITY TOTAL					53,425,298

Total Municipal Bonds (cost of $241,220,539)					239,911,908

				Shares
Municipal Preferred Stocks - 0.7%
HOUSING - 0.7%
Multi-Family - 0.7%
Charter Mac Equity Issuer Trust:
Series A-4, AMT,
	6.000%	04/30/19	(f)	1,000,000	1,038,790
AMT,
	7.600%	11/30/10	(f)	500,000	575,210
Total Municipal Preferred Stocks (cost of $1,500,000)					1,614,000

			Par ($)
Short-Term Obligations - 1.8%
Variable Rate Demand Notes (i) - 1.8%
FL Alachua County Health Facilities Continuing Care,
Oak Hammock University Project,
Series 2002 A,
	1.350%	10/01/32	1,100,000	1,100,000
IA Ottumwa Revenue,
Regulation Health Center,
Series 1998,
	1.320%	10/01/06	100,000	100,000
IL Quad Cities Regulation Economic Development
Authority, Two Rivers YMCA Project,
Series 2002,
	1.400%	12/01/31	100,000	100,000
IN Health Facility Financing Authority,
Golden Years Homestead, Inc.,
Series 2002 A,
	1.320%	06/01/25	200,000	200,000
MO State Development Finance
Board, Lease Revenue,
Series 2003,
	1.400%	06/01/33	395,000	395,000
MO State Health & Educational
Facilities Authority, Washington
University, Series 1996 C,
	1.350%	09/01/30	100,000	100,000
MN Makato Revenue,
Bethany Lutheran College,
Series 2000 B,
	1.400%	11/01/15	400,000	400,000
MN State Higher Education
Facility Authority, Olaf College,
Series 5-M1,
	1.320%	10/01/32	300,000	300,000

See notes to Investment portfolio.

NY New York:
Series A-7:
	1.330%	08/01/20	1,100,000	1,100,000
	1.330%	08/01/21	400,000	400,000
Series A-10,
	1.260%	01/01/00	100,000	100,000
WY Uinia County Pollution Control Revenue,
Chevron U.S.A. Inc. Project,
Series 1993,
	1.080%	08/15/20	200,000	200,000
Variable Rate Demand Notes Total				4,495,000
Total Short-Term Obligations
(cost of $4,495,000)				4,495,000

TOTAL INVESTMENTS - 99.6%
(cost of $247,215,539) (j)				246,020,908

Other Assets & Liabilities, Net - 0.4%				1,034,607

NET ASSETS * - 100.0%				247,055,515

Notes to Investment Portfolio:

*      Net Assets represent both Common Shares and Auction Preferred Shares.

(a)   Zero coupon bond.

(b)   Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At August 31, 2004, these securities amounted to $1,940,551, which represents 0.8% of net assets.

Additional information on these securities is as follows:

Security			Acquisition Date	Acquisition Cost
CA Statewide Community Development Authority:
Crossroads School for Arts & Science, Series 1998:
	6.000%	08/01/28	08/21/98	$410,000
	6.000%	08/01/28	08/31/98	700,000
Eskaton Village - Grass Valley, Series 2000,
	8.250%	11/15/31	09/08/00	750,000
				$1,860,000

(c)   Security purchased on a delayed delivery basis.

(d)   The issuer is in default of certain debt covenants. Income is not being fully accrued.  As of August 31, 2004, the value of these securities amounted to $2,596,872, which represents 1.1% of net assets.

(e)   The issuer has filed for bankruptcy protection under Chapter 11. Income is not being accrued.

As of August 31, 2004, the value of these securities amounted to $1,105,609, which represents 0.4% of net assets.

(f)    This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004 the value of these securities amounted to $2,763,529, which represents 1.1% of net assets.

(g)   The Trust has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(h)   A portion of the security with a market value of $2,209,526 pledged as collateral for open futures contracts.

(i)    Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates as of August 31, 2004.

(j)    Cost for federal income tax purposes is $247,088,137.

At August 31, 2004, the Fund held the following open short futures contracts:

See notes to Investment portfolio.

Type	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
U.S. Treasury Bonds	$30,833,563	$30,414,894	Dec-2004	$(418,669)
U.S. Treasury Note 10-Year	27,516,562	27,430,132	Dec-2004	(86,430)
				$(505,099)

See notes to Investment portfolio.

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Colonial Municipal Income Trust

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	October 28, 2004